Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2024 and 2025, other than lease commitment disclosed elsewhere in these consolidated financial statements, we had neither significant financial nor capital commitment.

Contingencies

As of June 30, 2024 and 2025, the Company was not a party to any material legal or administrative proceedings.